Summary of RSU and PSU Activity (Detail) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Performance Share Unit (PSUs)
Outstanding Number of Shares
Outstanding at beginning of period	830,523
Granted	87,794
Shares vested	(310,082)
Forfeited	(20,906)
Outstanding at ending of period	587,329	830,523
Weighted Average Fair Value
Outstanding at beginning of period	$ 60.73
Granted	84.10
Shares vested	46.83
Forfeited	60.12
Outstanding at end of period	$ 70.85	$ 60.73
Weighted Average Remaining Contractual Life
Outstanding at end of period	1 year 4 months 13 days	1 year 1 month 9 days
Restricted Stock Units (RSUs)
Outstanding Number of Shares
Outstanding at beginning of period	1,025,484
Granted	172,684
Shares vested	(343,626)
Forfeited	(67,829)
Outstanding at ending of period	786,713	1,025,484
Weighted Average Fair Value
Outstanding at beginning of period	$ 58.64
Granted	88.54
Shares vested	44.88
Forfeited	59.75
Outstanding at end of period	$ 71.12	$ 58.64
Weighted Average Remaining Contractual Life
Outstanding at end of period	1 year 8 months 9 days	1 year 4 months 24 days